Average Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-RetailPRO - FidelityNewYorkMunicipalIncomeFund-RetailPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2023
Fidelity New York Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.42%)
Past 5 years	0.74%
Past 10 years	1.88%
Fidelity New York Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.45%)
Past 5 years	0.64%
Past 10 years	1.76%
Fidelity New York Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.25%)
Past 5 years	1.16%
Past 10 years	2.09%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB034
Average Annual Return:
Past 1 year	(9.93%)
Past 5 years	0.97%
Past 10 years	2.17%